Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 07, 2016
Registrant Name	LORD ABBETT INVESTMENT TRUST
Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Oct. 07, 2016
Document Effective Date	Oct. 11, 2016
Prospectus Date	Oct. 11, 2016